Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net (loss) income	$ (1,049,638)	$ 7,735,800	$ 10,578,125	$ 6,594,017
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on investments held in Trust Account	(4,344,597)	(1,922,921)	(4,679,040)	(16,262)
Change in fair value of warrant liabilities	379,216	(8,499,501)	(8,973,522)	(9,177,618)
Transaction costs allocated to warrant liabilities				564,701
Gain on expiration of over-allotment option				(881,755)
Reduction of deferred underwriter fees	(328,474)
Issuance of Forward Purchase Agreement	308,114
Change in fair value of Forward Purchase Agreement	(308,114)
Change in fair value of subscription liability	(557,645)
Interest expense – debt discount	3,815,529
Changes in operating assets and liabilities:
Prepaid expense	16,081	269,998	348,794	(392,425)
Due to related party	23,966	90,000	120,000	115,000
Accounts payable and accrued expenses	1,335,939	1,578,259	1,584,820	1,055,936
Net cash used in operating activities	(709,623)	(748,365)	(1,020,823)	(2,138,406)
Cash Flows from Investing Activities:
Extension payment deposit in Trust	(1,095,000)
Cash withdraw from Trust Account for Redemptions	294,254,572
Investments held in Trust				(319,216,340)
Net cash provided by investing activities	293,159,572			(319,216,340)
Cash Flows from Financing Activities:
Proceeds from the subscription liability	1,560,944
Redemption from Trust Account for ordinary shares	(294,254,572)
Proceeds from sale of Ordinary Shares to Sponsor				25,000
Proceeds from sale of Units, net of offering costs				312,832,013
Proceeds from issuance of Private Placement Warrants				9,384,327
Payment of offering costs				(779,370)
Proceeds from promissory note – related party	250,000	750,000	1,000,000
Net cash (used in) provided by financing activities	(292,443,628)	750,000	1,000,000	321,461,970
Net Change in Cash	6,321	1,635	(20,823)	107,224
Cash – Beginning of period	86,401	107,224	107,224
Cash – End of period	92,722	108,859	86,401	107,224
Non-Cash investing and financing activities:
Subsequent measurement of Class A ordinary shares to Redemption amount			4,695,302	27,125,782
Deferred underwriting commissions payable charged to additional paid in capital				11,172,572
Forfeiture of founder shares				$ 64
Accretion of Class A ordinary shares subject to possible redemption	$ 5,439,596	$ 1,939,182